Acquisition costs and other expenditure - Components (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Acquisition costs and other expenditure
Acquisition costs incurred for insurance policies		£ (1,648)	£ (1,920)
Acquisition costs deferred less amortisation of acquisition costs		(61)	399
Administration costs and other expenditure		(2,705)	(2,970)
Movements in amounts attributable to external unit holders of consolidated investment funds		(121)	(754)
Total acquisition costs and other expenditure	[1]	(4,535)	(5,245)
Depreciation of property, plant and equipment		£ (54)	£ (60)

[1]	The half year 2017 comparative results have been re-presented from those previously published for the deduction of certain expenses against revenue following the adoption of IFRS 15 (see note A2).